Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		218,079,962
Conversion Option, Beginning balance at Dec. 31, 2022	$ 437,116,773	$ 475,950,194	$ 134,365,664	$ (151,979,960)	$ (21,219,125)
Share-based compensation	3,470,553		3,470,553
Shares issued pursuant to exercise of stock options and warrants	33,149	$ 33,149
Issuance of shares through "at-the-market" equity program (in shares)		4,894,060
Issuance of shares through "at-the-market" equity program	8,617,953	$ 8,617,953
Issuance of shares though the December 2022 Offering (in shares)		2,952,755
Issuance of shares through the December 2022 Offering	4,175,836	$ 4,175,836
Net loss	(27,371,031)			(27,371,031)
Other comprehensive loss
Foreign currency translation adjustment	7,362,420				7,362,420
Number of shares outstanding at ending of period (in shares) at Jun. 30, 2023		225,926,777
Conversion Option, Ending balance at Jun. 30, 2023	433,405,653	$ 488,777,132	137,836,217	(179,350,991)	(13,856,705)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023		226,184,932
Conversion Option, Beginning balance at Dec. 31, 2023	358,913,991	$ 489,362,920	139,569,185	(255,746,097)	(14,272,017)
Share-based compensation	867,084		867,084
Shares issued pursuant the settlement of restricted share units and deferred share units (in shares)		32,609
Shares issued pursuant the settlement of restricted share units and deferred share units	0	$ 91,708	(91,708)
Restricted shares issued pursuant the settlement of variable compensation	413,151		413,151
Net loss	(40,962,675)			(40,962,675)
Other comprehensive loss
Foreign currency translation adjustment	(8,133,227)				(8,133,227)
Number of shares outstanding at ending of period (in shares) at Jun. 30, 2024		226,217,541
Conversion Option, Ending balance at Jun. 30, 2024	$ 311,098,324	$ 489,454,628	$ 140,757,712	$ (296,708,772)	$ (22,405,244)